Oct. 31, 2021
Capital Group Core Municipal Fund
Capital Group Core Municipal FundSM
Prospectus Supplement March 25, 2022

For the following funds with prospectuses dated January 1, 2022 (as supplemented to date):

Capital Group Private Client Services FundsSM Capital Group Core Municipal FundSM Capital Group Short-Term Municipal FundSM Capital Group Core Bond FundSM

The following is added to the “Principal investment strategies” section in the summary prospectus for each of the funds listed above and the “Principal investment strategies” section in the applicable summary portion of the prospectus for each of the funds listed above:

On March 11, 2022, the Board of Trustees of Capital Group Private Client Services Funds unanimously determined that participation in the reorganizations of Capital Group Core Bond Fund (“CAPCB”) with and into The Bond Fund of America (“BFA”), Capital Group Core Municipal Fund (“CAPCM”) with and into Limited Term Tax-Exempt Bond Fund of America (“LTEX”), and Capital Group Short-Term Municipal Fund (“CAPSTM”) with and into American Funds Short-Term Tax-Exempt Bond Fund (“STEX”) would be in the best interests of CAPCB, CAPCM and CAPSTM, as applicable, and that the interests of the existing shareholders of CAPCB, CAPCM and CAPSTM, as applicable, would not be diluted as a result of the reorganizations. On March 9, 2022, the board of the acquiring funds made similar determinations with respect to the acquiring funds participating in the reorganizations. If the reorganizations are consummated as proposed, shareholders of CAPCB, CAPCM and CAPSTM would become shareholders of BFA, LTEX and STEX, respectively. BFA seeks to provide a high level of current income as is consistent with the preservation of capital. Each of LTEX and STEX seeks to provide investors with current income exempt from regular federal income tax, consistent with the maturity and quality standards as described in each fund’s prospectus, and to preserve capital. It is anticipated that each proposed reorganization will qualify as a tax-free reorganization and that shareholders will not recognize any gain or loss for U.S. federal income tax purposes as a direct result of the proposed reorganizations.

The proposed reorganizations are subject to shareholder approval. Accordingly, shareholders of CAPCB, CAPCM and CAPSTM will receive a combined proxy statement and prospectus regarding the proposed reorganizations, as well as other related materials. These materials will provide further information regarding the acquiring funds and the proposed reorganizations and will request shareholder votes on the relevant reorganization. The proposed reorganizations are not contingent upon one another. If approved by shareholders, the proposed reorganizations are expected to take effect on or about October 31, 2022. No new purchases of shares of CAPCB, CAPCM or CAPSTM will be accepted within fifteen business days of the effective date of the proposed reorganizations. If the reorganizations are effected on October 31, 2022, as is currently planned, no new purchases of shares of CAPCB, CAPCM or CAPSTM will be accepted as of October 7, 2022.

Keep this supplement with your prospectus.